UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Franklin, TN     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $568,039 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     5122   580100 SH       SOLE                        0        0   580100
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     7351   229730 SH       SOLE                        0        0   229730
AERCAP HOLDINGS NV             SHS              N00985106     4947   685200 SH       SOLE                        0        0   685200
ALLSCRIPT MISYS HEALTCAR SOL   COM              01988P108     2463   155300 SH       SOLE                        0        0   155300
ALPHA NATURAL RESOURCES INC    COM              02076X102     3809   145000 SH       SOLE                        0        0   145000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     5008   353400 SH       SOLE                        0        0   353400
APPLE INC                      COM              037833100     9699    68100 SH       SOLE                        0        0    68100
BANK OF AMERICA CORPORATION    COM              060505104     5961   451600 SH       SOLE                        0        0   451600
BANK OF AMERICA CORPORATION    COM              060505104   132000 10000000 SH  CALL SOLE                        0        0 10000000
BEST BUY INC                   COM              086516101     4973   148500 SH       SOLE                        0        0   148500
BROADCOM CORP                  CL A             111320107     8411   339300 SH       SOLE                        0        0   339300
CB RICHARD ELLIS GROUP INC     CL A             12497T101     9648  1030800 SH       SOLE                        0        0  1030800
CIT GROUP INC                  COM              125581108      819   380800 SH  CALL SOLE                        0        0   380800
CIT GROUP INC                  COM              125581108     5642  2624100 SH       SOLE                        0        0  2624100
COACH INC                      COM              189754104     5621   209100 SH       SOLE                        0        0   209100
COPA HOLDINGS SA               CL A             P31076105    10214   250225 SH       SOLE                        0        0   250225
DOW CHEM CO                    COM              260543103     8018   496800 SH       SOLE                        0        0   496800
E HOUSE CHINA HLDGS LTD        ADR              26852W103    10811   700200 SH       SOLE                        0        0   700200
FIFTH THIRD BANCORP            COM              316773100     8445  1189500 SH       SOLE                        0        0  1189500
FIRST SOLAR INC                COM              336433107    15166    93500 SH       SOLE                        0        0    93500
FORD MTR CO DEL                COM PAR $0.01    345370860    41277  6800200 SH       SOLE                        0        0  6800200
FORTRESS INVESTMENT GROUP LL   CL A             34958B106     6232  1822100 SH       SOLE                        0        0  1822100
GOLDMAN SACHS GROUP INC        COM              38141G104    21895   148500 SH       SOLE                        0        0   148500
GOOGLE INC                     CL A             38259P508     8630    20470 SH       SOLE                        0        0    20470
GULFMARK OFFSHORE INC          COM              402629109     4333   157000 SH       SOLE                        0        0   157000
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     3264   300300 SH       SOLE                        0        0   300300
INTERNATIONAL BUSINESS MACHS   COM              459200101     8521    81600 SH       SOLE                        0        0    81600
JPMORGAN CHASE & CO            COM              46625H100    74559  2185850 SH       SOLE                        0        0  2185850
KB HOME                        COM              48666K109    11224   820478 SH       SOLE                        0        0   820478
KNOLL INC                      COM NEW          498904200     3623   478800 SH       SOLE                        0        0   478800
LINCOLN NATL CORP IND          COM              534187109     6829   396800 SH       SOLE                        0        0   396800
LOUISIANA PAC CORP             COM              546347105     2026   592500 SH       SOLE                        0        0   592500
LULULEMON ATHLETICA INC        COM              550021109     5796   444800 SH       SOLE                        0        0   444800
NUCOR CORP                     COM              670346105     5292   119100 SH       SOLE                        0        0   119100
OFFICEMAX INC DEL              COM              67622P101     8869  1412300 SH       SOLE                        0        0  1412300
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     2388   281300 SH       SOLE                        0        0   281300
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     8992   314400 SH       SOLE                        0        0   314400
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     3503    66922 SH       SOLE                        0        0    66922
SMUCKER J M CO                 COM NEW          832696405     5572   114500 SH       SOLE                        0        0   114500
STEC INC                       COM              784774101     2500   107800 SH       SOLE                        0        0   107800
STEIN MART INC                 COM              858375108     3435   387700 SH       SOLE                        0        0   387700
SYBASE INC                     COM              871130100     8242   263000 SH       SOLE                        0        0   263000
TD AMERITRADE HLDG CORP        COM              87236Y108     4598   262000 SH       SOLE                        0        0   262000
TEMPLE INLAND INC              COM              879868107     7858   598900 SH       SOLE                        0        0   598900
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     9245   818100 SH       SOLE                        0        0   818100
VISA INC                       COM CL A         92826C839    17567   282150 SH       SOLE                        0        0   282150
VISTAPRINT LIMITED             SHS              G93762204     4308   101000 SH       SOLE                        0        0   101000
WELLS FARGO & CO NEW           COM              949746101    13333   549600 SH       SOLE                        0        0   549600